Financial Statement Components - Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Property, Plant and Equipment [Line Items]
Total property and equipment			$ 14,774
Accumulated depreciation and amortization			(6,408)
Property and equipment, net			8,366
Total property and equipment	$ 13,540	$ 12,429
Accumulated depreciation and amortization	(5,851)	(4,562)
Total property and equipment, net	7,689	7,867
Depreciation and amortization	2,500	2,300
Computer hardware and software
Property, Plant and Equipment [Line Items]
Total property and equipment			2,559
Total property and equipment	2,450	2,992
Demonstration fleet and demonstration units
Property, Plant and Equipment [Line Items]
Total property and equipment			1,669
Total property and equipment	1,821	1,603
Machinery and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment			6,596
Total property and equipment	5,940	5,321
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment			293
Total property and equipment	293	325
Vehicles
Property, Plant and Equipment [Line Items]
Total property and equipment			856
Total property and equipment	835	902
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment			960
Total property and equipment	791	821
Construction in progress
Property, Plant and Equipment [Line Items]
Total property and equipment			$ 1,841
Total property and equipment	$ 1,410	$ 465